SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Foreign currency translation differences	$ (10,126)	$ 1,082
Unrealized losses on available-for-sale marketable securities, net of tax	(155)	0
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (10,281)	$ 1,082